Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

			JUNE 30, 2018		DECEMBER 31, 2017

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	79	78	111	110

CRTC deferral account obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	119	121	124	128

Debt securities, finance leases and other debt	Debt due within one year and long-term debt	Quoted market price of debt or present value of future cash flows discounted using observable market interest rates	19,868	21,490	19,321	21,298

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2018
Publicly-traded and privately-held investments	Other non-current assets	104	1	—	103
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(5)	—	(5)	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	70	—	116	(46)
December 31, 2017
Publicly-traded and privately-held investments	Other non-current assets	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	60	—	106	(46)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2018
Publicly-traded and privately-held investments	Other non-current assets	104	1	—	103
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(5)	—	(5)	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	70	—	116	(46)
December 31, 2017
Publicly-traded and privately-held investments	Other non-current assets	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	60	—	106	(46)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.

Disclosure of detailed information about hedged items
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2018.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,499	CAD	3,244	2018	Commercial paper
Cash flow	USD	450	CAD	584	2018	Anticipated transactions
Cash flow	CAD	46	USD	36	2018-2019	Anticipated transactions
Cash flow	USD	775	CAD	968	2019	Anticipated transactions
Cash flow	USD	76	CAD	96	2020-2021	Anticipated transactions
Economic	USD	19	CAD	24	2018	Anticipated transactions
Economic - call options	USD	33	CAD	41	2018	Anticipated transactions
Economic - put options	USD	99	CAD	119	2018	Anticipated transactions

Disclosure of detailed information about hedging instruments
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2018.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,499	CAD	3,244	2018	Commercial paper
Cash flow	USD	450	CAD	584	2018	Anticipated transactions
Cash flow	CAD	46	USD	36	2018-2019	Anticipated transactions
Cash flow	USD	775	CAD	968	2019	Anticipated transactions
Cash flow	USD	76	CAD	96	2020-2021	Anticipated transactions
Economic	USD	19	CAD	24	2018	Anticipated transactions
Economic - call options	USD	33	CAD	41	2018	Anticipated transactions
Economic - put options	USD	99	CAD	119	2018	Anticipated transactions